CONSOLIDATED STATEMENT OF CASH FLOW - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income		$ 6,365,581	$ 6,214,971	$ 6,996,365
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,011,455	1,082,838	949,448
Other assets impairment		106,426	42,021	31,127
Impairment of investments in associates and joint ventures		314,347	108,175	9,633
Equity method		(222,572)	(113,115)	(219,105)
Credit impairment charges on loans and advances and financial leases		5,413,652	7,461,479	3,721,353
Credit impairment (recovery) charges on off balance sheet credit and other financial instruments	[1]	38,697	107	70,344
Gain on sales of assets held for sale and inventories		(103,481)	(170,910)	(171,482)
Valuation gain on investment securities		(2,376,109)	(1,680,403)	(1,786,416)
Loss upon disposal of investment in subsidiary, associates, and joint ventures	[2]	0	0	41,434
Valuation (losses) gain on derivative financial instruments		(323,784)	(180,246)	(68,055)
Income tax		2,392,336	1,932,555	2,748,421
Bonuses and short-term benefits		811,648	734,916	640,458
Dividends		(140,634)	(127,427)	(59,072)
Investment property valuation		(200,256)	(197,526)	(236,617)
Effect of exchange rate changes		307,689	(245,915)	(224,788)
Other non-cash items		(10,276)	74,905	22,632
Net interest		(17,589,640)	(18,572,492)	(16,341,023)
Change in operating assets and liabilities:
(Increase) / decrease in derivative financial instruments		(394,624)	859,961	348,554
(Increase) / decrease in accounts receivable		(713,069)	(525,550)	515,052
Increase in loans and advances to customers		(21,622,099)	(10,554,946)	(37,593,875)
Decrease / (increase) in other assets		895,908	(1,151,822)	(724,769)
(Decrease) / increase in accounts payable		(859,352)	945,923	2,719,586
(Decrease) / increase in other liabilities		(1,393,618)	245,593	(127,044)
Increase in deposits by customers		18,329,816	17,025,357	23,214,318
Decrease in estimated liabilities and provisions		(18,204)	(40,602)	(31,945)
Net changes in investment securities recognized at fair value through profit or loss		(8,401,726)	(1,988,166)	6,321,440
Proceeds from sales of assets held for sale and inventories		1,380,264	1,060,642	778,328
Recovery of charged-off loans		926,268	770,934	674,966
Income tax paid		(1,954,871)	(2,737,511)	(2,057,388)
Dividend received		223,313	155,676	81,899
Interest received		33,225,177	34,702,410	23,603,725
Interest paid		(14,982,367)	(15,978,748)	(7,508,066)
Net cash provided by operating activities		435,895	19,153,084	6,339,438
Cash flows from investment activities:
Purchases of debt instruments at amortized cost		(2,114,414)	(3,629,543)	(4,915,717)
Proceeds from maturities of debt instruments at amortized cost		1,622,184	4,738,686	4,260,063
Purchases of debt instruments at fair value through OCI		(448,930)	(7,837,997)	(6,562,334)
Proceeds from debt instruments at fair value through OCI		2,307,032	9,253,538	6,797,420
Purchases of equity instruments at fair value through OCI and interests in associates and joint ventures		(134,381)	(122,910)	(255,129)
Proceeds from equity instruments at fair value through OCI and interests in associates and joint ventures		40,489	16,804	198,807
Consideration paid to non-controlling interests	[3]	0	0	(816,081)
Purchases of premises and equipment and investment properties		(2,042,094)	(2,412,123)	(3,538,855)
Acquisition of subsidiaries		0	0	799
Proceeds from sales of premises and equipment and investment properties		414,030	185,324	421,729
Purchase of other long-term assets		(203,112)	(351,468)	(245,204)
Net cash used in investing activities		(559,196)	(159,689)	(4,654,502)
Cash flows from financing activities:
Increase / (decrease) in repurchase agreements and other similar secured borrowing		550,584	304,846	(579,488)
Proceeds from borrowings from other financial institutions		9,416,739	9,855,033	14,374,110
Repayment of borrowings from other financial institutions		(10,496,891)	(9,921,582)	(5,874,833)
Payment of lease liability		(174,818)	(182,596)	(157,402)
Placement of debt instruments in issue	[4]	4,155,253	1,781,728	2,138,125
Payment of debt instruments in issue		(9,276,962)	(3,928,673)	(6,699,219)
Dividends paid		(3,398,756)	(3,298,183)	(2,310,666)
Transactions with non-controlling interests		(19,525)	(41,245)	(37,191)
Net cash (used) provided in financing activities	[5]	(9,244,376)	(5,430,672)	853,436
Effect of exchange rate changes on cash and cash equivalents		2,412,167	(5,408,405)	3,777,073
(Decrease) / increase in cash and cash equivalents		(9,367,677)	13,562,723	2,538,372
Cash and cash equivalents at beginning of year		39,799,609	31,645,291	25,329,846
Cash and cash equivalents at end of year		$ 32,844,099	$ 39,799,609	$ 31,645,291

[1]	Mainly credit card limits and overdrafts.
[2]	In 2022, was registered the spin-off of Protección S.A. and the creation of Asulado Seguros de Vida S.A., were registered; the Bank sold its interest in Asulado Seguros de Vida S.A. to SURA Asset Management S.A., to comply with the authorized investment regime
[3]	During the third trimester of 2022, the Parent Company increased its participation percentage in FCP Fondo Inmobiliario Colombia. As of December 31, 2022, the participation in said private equity fund increased to 80.47%.
[4]	For further information, see Note 18 Debt instruments in issues.
[5]	For further information about the reconciliation of the balances of liabilities from financing activities, see Note 29 Liabilities from financing activities.